SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8:              SHAREHOLDERS' EQUITY

a.              Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.              Stock Options and Restricted Stock Units

The Company's Equity Incentive Plan (the “Plan”) was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company's Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company's Board of Directors approved amendments to the Plan to include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between 1 and 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2015, there were 4,785,567 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company's stock options for the six months ended June 30, 2015:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,339,412	$8.85	2.93	$348
Granted	2,479,500	$3.48
Exercised	(6,400)	$2.00
Cancelled	(258,662)	$7.58
Forfeited	(798,813)	$8.23

Outstanding at June 30, 2015	4,755,037	$6.24	3.11	$91

Exercisable at June 30, 2015	1,297,717	$7.09	1.94	$66

The following table summarizes the activities for the Company's RSUs for the six months ended June 30, 2015:

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2015	1,397,300	$12.45
Granted	-
Vested	(284,798)	$12.32
Cancelled	(316,982)	$12.07

Unvested at June 30, 2015	795,520	$12.64